Pension and Postretirement Benefit Plans Narrative (Details) (USD $)	12 Months Ended				3 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012	Dec. 29, 2012 pension_plan
Defined Benefit Plan Disclosure [Line Items]
Employee benefit plans, net of tax		$ 15,147,000	$ 2,046,000	$ 19,927,000
Defined Benefit Plan, Funded Status of Plan		(10,000,000)	6,500,000
Amortization of gains (losses)		400,000
Employer contributions in 2013	3,700,000
Effect of 1% increase on service and interest cost		100,000
Effect of 1% increase on accumulated postretirement benefit obligation		100,000
Effect of 1% decrease on service and interest cost		100,000
Effect of 1% decrease on accumulated postretirement benefit obligation		100,000
Cost recognized for defined contribution plan		4,200,000	2,700,000	2,500,000
Long-term Growth Investments
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations		80.00%
Near-term Benefit Payments Investments
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations		20.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations, min		40.00%
Target plan asset allocations, max		55.00%
Corporate Bonds, U.S. Treasury Securities, Cash, Cash Equivalents, or Other Investments
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations, min		40.00%
Target plan asset allocations, max		55.00%
Non-U.S. Plans Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Funded Status of Plan		1,013,000	6,027,000
Curtailment / settlement (gain) loss		61,000	0	792,000
Canadian Plans
Defined Benefit Plan Disclosure [Line Items]
Number of liquidated pension plans					2
Current assets				0	0
Canadian Plans | Special Charges Net
Defined Benefit Plan Disclosure [Line Items]
Curtailment / settlement (gain) loss				$ 800,000